Equity - Schedule of changes in treasury shares (Details) - EUR (€) shares in Thousands, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of equity [Line Items]
Opening balance	€ (2,404)	€ (765)
Purchased/sold for trading purposes	3	6
Purchased under staff share plans	(71)	(64)
Distributed under staff share plans	72	60
Purchased under Share buyback programme	(1,053)	(3,641)
Cancelled under Share buyback programme	2,000	2,000
Closing balance	€ (1,454)	€ (2,404)
Treasury shares
Disclosure of equity [Line Items]
Beginning balance, ordinary shares (in shares)	119,105	51,117
Purchased/sold for trading purposes (in shares)	(109)	(480)
Purchased under staff share and stock option plans (in shares)	2,968	3,674
Distributed under staff share and stock option plans (in shares)	(3,071)	(3,460)
Purchased under Share buyback programme (in shares)	42,963	194,102
Cancelled under Share buyback programme (in shares)	(101,193)	(125,848)
Ending balance, ordinary shares (in shares)	60,664	119,105